Management of Capital	12 Months Ended
Dec. 31, 2025
Management Of Capital [Abstract]
Management of Capital

6. Management of Capital
The Company’s objective when managing its capital is to maintain its ability to continue as a going concern while at the same time maximizing the growth of its business and providing returns to its shareholders. The Company’s capital structure consists of shareholders’ equity (comprising issued capital plus share option reserve plus currency translation reserve, plus deficit) with a balance of $185.2 million as at December 31, 2025 (2024 - $130.6 million).
The Company manages its capital structure and makes adjustments based on changes to its economic environment and the risk characteristics of the Company’s assets. The Company’s capital requirements are effectively managed based on the
Company having a thorough reporting, planning and forecasting process to help identify the funds required to ensure the
Company is able to meet its operating and growth objectives. The Company is not subject to externally imposed capital requirements and the Company’s overall objective with respect to capital risk management remains unchanged from the year ended December 31, 2024.